Annual Total Returns - Fidelity Flex Opportunistic Insights Fund [BarChart] - 12.31 Fidelity Flex Opportunistic Insights Fund PRO-07 - Fidelity Flex Opportunistic Insights Fund	Mar. 01, 2022
Bar Chart Table:
Annual Return, Inception Date	Mar. 08, 2017
Fidelity Flex Opportunistic Insights Fund
Bar Chart Table:
Annual Return 2018	(1.85%)
Annual Return 2019	30.56%
Annual Return 2020	33.68%
Annual Return 2021	24.94%